Other long-term debt (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2010	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 40,000,000	$ 40,000,000
Less: Unaccreted discount from embedded derivative and warrants		(288,220)	(1,312,386)
Accrued interest		1,352,000	1,334,667
Total		41,063,780	40,022,281
Less: current portion		(41,063,780)	(313,300)
Other long-term debt			39,708,981
Guaranteed Senior Secured Note [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 40,000,000	$ 40,000,000
Maturity date	Apr. 15, 2013	Apr. 15, 2013
Stated rate	15.60%	15.60%